Cover Page Cover Page	May 03, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 22, 2026
Entity File Number	000-19599
Entity Registrant Name	WORLD ACCEPTANCE CORP
Entity Incorporation, State or Country Code	SC
Entity Tax Identification Number	57-0425114
Entity Address, Address Line One	104 S Main Street
Entity Address, City or Town	Greenville,
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29601
City Area Code	(864)
Local Phone Number	298-9800
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	WRLD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000108385